General (Details) $ / shares in Units, ₪ in Thousands, $ in Millions	1 Months Ended				12 Months Ended
	Jun. 30, 2022 ILS (₪) shares	Jun. 30, 2022 USD ($) $ / shares shares	Nov. 30, 2020 ILS (₪)	Jun. 30, 2020 ILS (₪) shares	Dec. 31, 2022 ILS (₪)	Jun. 06, 2022 shares	Nov. 16, 2020 shares	May 24, 2020 shares	Jan. 07, 2020 shares
General (Details) [Line Items]
Accumulated deficit					₪ 101,775
Comprehensive loss					₪ 24,962
Net amount			₪ 20,887	₪ 23,720
Number of units (in Shares) | shares				1,585,400		208,282	387,097	39,963	614,149
Pre-funded unit (in Dollars per share) | $ / shares		$ 4.129
Number pre-funded units (in Shares) | shares	208,282	208,282
Gross proceeds (in Dollars) | $		$ 13
Direct cost	₪ 43,441
Incremental costs incurred	7,949
Cash expenses	₪ 6,893
IPO [Member]
General (Details) [Line Items]
Number of units (in Shares) | shares	2,941,918
Pre-funded unit (in Dollars per share) | $ / shares		$ 4.13
Warrant [Member]
General (Details) [Line Items]
Issuance of warrants (in Shares) | shares	157,510	157,510
Over-Allotment Option [Member]
General (Details) [Line Items]
Over-allotment option (in Shares) | shares	469,654	469,654